S000080055 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DoubleLine Mortgage ETF | DoubleLine Mortgage ETF
Prospectus [Line Items]
Annual Return [Percent]	8.57%	2.11%